Benefit Plans - Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss) (Details) - Postretirement Benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans [Abstract]
Service cost	$ 18	$ 18	$ 11
Interest cost	352	284	271
Expected return on plan assets	(1,517)	(1,326)	(1,157)
Amortization of net actuarial gain	(1,034)	(738)	(423)
Amortization of prior service cost	13	13	13
Net periodic pension credit	(2,168)	(1,749)	(1,285)
Net actuarial (gain) loss included in other comprehensive income (loss)	(2,988)	(3,073)	(2,575)
Amortization of prior service (cost) credit	(13)	(13)	(13)
Prior service cost	0	0	0
Amortization of net gain	1,034	738	423
Total recognized in other comprehensive income (loss)	(1,967)	(2,348)	(2,165)
Total recognized in net periodic benefit credit and other comprehensive income (loss)	$ (4,135)	$ (4,097)	$ (3,450)